Inventory - Summary of Inventory (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 459	$ 499	$ 1,155
Work in process		188	179
Finished goods	3,410	2,055	23
Total	$ 3,869	$ 2,742	$ 1,357